Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Expenses
Schedule of Group's deferred tax assets

	As of December 31,
	2016	2017	2018
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	12,717,132	18,939,915	17,044,260
Accrued expenses	2,642,398	3,128,537	2,496,850
Advertising Fees	3,737,735	4,456,190	5,876,863
Deferred subsidies	33,013	7,425	71,705
Provision for doubtful accounts	—	216,415	214,327
Total deferred tax assets	19,130,278	26,748,482	25,704,005
Valuation allowance on deferred tax assets	(19,130,278)	(26,748,482)	(25,704,005)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$
Balance at the beginning of the year	12,003,169	19,130,278	26,748,482
Movement	7,812,869	7,257,873	(567,897)
Tax loss carry forwards expired	—	(398,718)	(423,517)
Exchange difference effect	(685,760)	759,049	(53,063)
Balance at the end of the year	19,130,278	26,748,482	25,704,005

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years
	ended
	December 31,
	2016	2017	2018
Statutory income tax rate	25%	25%	25%
Valuation allowance	(26)%	(27)%	(11)%
Additional tax deduction	3%	5%	(25)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2)%	(3)%	8%
Expired tax loss	—	—	4%
Others	—	—	(1)%
Effective tax rate	—	—	—